ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	$ 29,853	$ 34,016	$ 25,554
Other comprehensive income (loss)	2,398	261	879
Ending balance	35,540	29,853	34,016
Limited Partners | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	778	676
Other comprehensive income (loss)	560	102
Other items	(127)
Ending balance	1,211	778	676
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,167	903
Other comprehensive income (loss)	349	264
Other items	(121)
Ending balance	1,395	1,167	903
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(1,934)	(1,515)
Other comprehensive income (loss)	534	(419)
Other items	0
Ending balance	(1,400)	(1,934)	(1,515)
Limited Partners | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	124	101
Other comprehensive income (loss)	(104)	23
Other items	0
Ending balance	20	124	101
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	53	36
Other comprehensive income (loss)	1	17
Other items	0
Ending balance	54	53	36
Limited Partners | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	122	122
Other comprehensive income (loss)	0	0
Other items	0
Ending balance	122	122	122
Limited Partners | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	5	(1)
Other comprehensive income (loss)	(2)	6
Other items	0
Ending balance	3	5	(1)
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,241	1,030
Other comprehensive income (loss)	(218)	211
Other items	(6)
Ending balance	1,017	1,241	1,030
General Partner
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	27	28	27
Other comprehensive income (loss)	2	1	2
Ending balance	25	27	28
General Partner | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	5	4
Other comprehensive income (loss)	2	1
Ending balance	7	5	4
General Partner | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	6	5
Other comprehensive income (loss)	2	1
Ending balance	8	6	5
General Partner | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(11)	(9)
Other comprehensive income (loss)	1	(2)
Ending balance	(10)	(11)	(9)
General Partner | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1	1
Other comprehensive income (loss)	0	0
Ending balance	1	1	1
General Partner | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0	0
Other comprehensive income (loss)	0	0
Ending balance	0	0	0
General Partner | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1	1
Other comprehensive income (loss)	0	0
Ending balance	1	1	1
General Partner | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0	0
Other comprehensive income (loss)	0	0
Ending balance	0	0	0
General Partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	8	6
Other comprehensive income (loss)	(1)	2
Ending balance	7	8	6
Redeemable Partnership Units held by Brookfield
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,926	2,190	2,263
Other comprehensive income (loss)	229	42	90
Ending balance	2,017	1,926	2,190
Redeemable Partnership Units held by Brookfield | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	319	277
Other comprehensive income (loss)	229	42
Other items	(48)
Ending balance	500	319	277
Redeemable Partnership Units held by Brookfield | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	481	372
Other comprehensive income (loss)	144	109
Other items	(46)
Ending balance	579	481	372
Redeemable Partnership Units held by Brookfield | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(797)	(624)
Other comprehensive income (loss)	217	(173)
Other items	0
Ending balance	(580)	(797)	(624)
Redeemable Partnership Units held by Brookfield | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	50	41
Other comprehensive income (loss)	(43)	9
Other items	0
Ending balance	7	50	41
Redeemable Partnership Units held by Brookfield | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	22	15
Other comprehensive income (loss)	1	7
Other items	0
Ending balance	23	22	15
Redeemable Partnership Units held by Brookfield | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	50	50
Other comprehensive income (loss)	0	0
Other items	0
Ending balance	50	50	50
Redeemable Partnership Units held by Brookfield | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	3	0
Other comprehensive income (loss)	(1)	3
Other items	0
Ending balance	2	3	0
Redeemable Partnership Units held by Brookfield | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	510	423
Other comprehensive income (loss)	(89)	87
Other items	(2)
Ending balance	419	510	423
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	223	195
Other comprehensive income (loss)	161	28
Other items	(37)
Ending balance	347	223	195
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	332	257
Other comprehensive income (loss)	100	75
Other items	(35)
Ending balance	397	332	257
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(544)	(424)
Other comprehensive income (loss)	154	(120)
Other items	0
Ending balance	(390)	(544)	(424)
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	36	29
Other comprehensive income (loss)	(32)	7
Other items	0
Ending balance	4	36	29
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	15	10
Other comprehensive income (loss)	0	5
Other items	0
Ending balance	15	15	10
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	35	35
Other comprehensive income (loss)	0	0
Other items	0
Ending balance	35	35	35
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1	(1)
Other comprehensive income (loss)	0	2
Other items	0
Ending balance	1	1	(1)
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	348	289
Other comprehensive income (loss)	(61)	59
Other items	(2)
Ending balance	285	348	289
Non-controlling Interest - Exchange LP Units | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	10	9
Other comprehensive income (loss)	8	1
Ending balance	18	10	9
Non-controlling Interest - Exchange LP Units | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	15	12
Other comprehensive income (loss)	3	3
Ending balance	18	15	12
Non-controlling Interest - Exchange LP Units | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(22)	(18)
Other comprehensive income (loss)	9	(4)
Ending balance	(13)	(22)	(18)
Non-controlling Interest - Exchange LP Units | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1	1
Other comprehensive income (loss)	(1)	0
Ending balance	0	1	1
Non-controlling Interest - Exchange LP Units | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0	0
Other comprehensive income (loss)		0
Ending balance	0	0	0
Non-controlling Interest - Exchange LP Units | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1	1
Other comprehensive income (loss)	0	0
Ending balance	1	1	1
Non-controlling Interest - Exchange LP Units | Unrealized Actuarial (Losses) Gains
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0	0
Other comprehensive income (loss)	0	0
Ending balance	0	0	0
Non-controlling Interest - Exchange LP Units | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	15	13
Other comprehensive income (loss)	(3)	2
Ending balance	$ 12	$ 15	$ 13